8. Income Taxes (Table)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes

The provision for income taxes results in effective tax rates which are different than the federal income tax statutory rate. The nature of the differences for the year ended December 31, 2014 were as follows:

Expected federal income tax benefit	$(1,378,928)
State income taxes after credits	(266,684)
Change in valuation allowance	138,579
Permanent tax differences	1,497,622
Other	10,911
Total provision for income taxes	$1,500

Net deferred tax assets and liabilities

The components of the net deferred tax assets and liabilities at December 31, 2014 consisted of the following:

Deferred tax assets
Net operating loss carryforwards	$148,927
Stock-based compensation	4,060
Total deferred tax assets	152,987

Deferred tax liabilities
Depreciation and amortization	(14,408)
Total deferred tax liabilities	(14,408)
Valuation allowance	(138,579)
Net deferred tax assets	$-